UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Origin Asset Management LLP
Address:  One Carey Lane
          London EC2V 8AE
          United Kingdom

13 File Number: 028-13785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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                                                                                                 C>
Name:   Lindsay James Johnston
Title:  Partner and Chief Compliance Officer
Phone:   020 7812 8505
Signature, Place and Date of Signing       /s/ L. J. Johnston       London, United Kingdom       August 13, 2012
                                           ------------------       ----------------------       ---------------
                                           [Signature]              [City, State]                [Date]
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Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    84 Data Records

Form 13F Information Table Value Total:    $1,699,358
                                           (thousands)

List of Other Included Managers:  N/A


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                    FORM 13F INFORMATION TABLE

COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7            COLUMN 8

NAME OF ISSUER        TITLE OF   CUSIP     VALUE        SHRS OR    SH/    PUT/   INVESTMENT    OTHER            VOTING AUTHORITY
                      CLASS                (X$1000)     PRN AMT    PRN    CALL   DISCRETION    MANAGER      SOLE     SHARED     NONE
MCKESSON CORP         COM        58155Q103  55,701       594,143            SH      SOLE                     SOLE
APPLE INC             COM        037833100  52,978        90,716            SH      SOLE                     SOLE
TRANSDIGM GROUP INC   COM        893641100  48,781       363,224            SH      SOLE                     SOLE
MICROSOFT CORP        COM        594918104  46,796     1,529,790            SH      SOLE                     SOLE
QUALCOMM INC          COM        747525103  45,038       808,866            SH      SOLE                     SOLE
AMGEN INC             COM        031162100  44,442       608,460            SH      SOLE                     SOLE
ROPER INDS INC NEW    COM        776696106  44,395       450,344            SH      SOLE                     SOLE
INTEL CORP            COM        458140100  42,249     1,585,340            SH      SOLE                     SOLE
DEERE & CO            COM        244199105  40,985       506,800            SH      SOLE                     SOLE
NETEASE INC           SPONSORED  64110W102  39,846       677,080            SH      SOLE                     SOLE
                      ADR
MATTEL INC            COM        577081102  38,175     1,176,784            SH      SOLE                     SOLE
QUESTCOR              COM        74835Y101  37,498       704,316            SH      SOLE                     SOLE
PHARMACEUTICALS INC
ABBOTT LABS           COM        002824100  35,708       553,875            SH      SOLE                     SOLE
AETNA INC NEW         COM        00817Y108  35,352       911,846            SH      SOLE                     SOLE
POLARIS INDS INC      COM        731068102  35,023       489,967            SH      SOLE                     SOLE
DISCOVER FINL SVCS    COM        254709108  32,994       954,130            SH      SOLE                     SOLE
WRIGHT EXPRESS CORP   COM        98233Q105  32,091       519,953            SH      SOLE                     SOLE
CHEVRON CORP NEW      COM        166764100  31,178       295,525            SH      SOLE                     SOLE
CF INDS HLDGS INC     COM        125269100  29,368       151,584            SH      SOLE                     SOLE
COINSTAR INC          COM        19259P300  28,442       414,239            SH      SOLE                     SOLE
CAPITAL ONE FINL CORP COM        14040H105  27,833       509,200            SH      SOLE                     SOLE
PRICELINE COM INC     COM NEW    741503403  27,693        41,673            SH      SOLE                     SOLE
AGCO CORP             COM        001084102  27,441       600,070            SH      SOLE                     SOLE
TOWERS WATSON & CO    CL A       891894107  25,853       431,601            SH      SOLE                     SOLE
CELGEN CORP           COM        151020104  25,813       402,330            SH      SOLE                     SOLE
OIL STS INTL INC      COM        678026105  24,557       370,959            SH      SOLE                     SOLE
DIRECTV               COM CL A   25490A101  24,434       500,496            SH      SOLE                     SOLE
DISH NETWORK CORP     CL A       25470M109  24,078       843,370            SH      SOLE                     SOLE
AUTOZONE INC          COM        053332102  23,904        65,103            SH      SOLE                     SOLE
WESTERN DIGITAL CORP  COM        958102105  23,736       778,733            SH      SOLE                     SOLE
CUMMINS INC           COM        231021106  23,142       238,795            SH      SOLE                     SOLE
TORCHMARK CORP        COM        891027104  22,469       444,488            SH      SOLE                     SOLE
BIOGEN IDEC INC       COM        09062X103  22,210       153,829            SH      SOLE                     SOLE
HUMANA INC            CL A       444859102  21,679       279,950            SH      SOLE                     SOLE
HUBBELL INC           COM        443510201  21,321       273,558            SH      SOLE                     SOLE
AFLAC INC             COM        001055102  20,091       471,730            SH      SOLE                     SOLE
CISCO SYS INC         COM        17275R102  20,019     1,165,900            SH      SOLE                     SOLE
DELL INC              COM        24702R101  18,780     1,499,970            SH      SOLE                     SOLE
SEAGATE TECHNOLOGY    SHS        G7945M107  18,557       750,384            SH      SOLE                     SOLE
PLC
COPART INC            COM        217204106  18,420       777,532            SH      SOLE                     SOLE
ALLIANCE DATA SYSTEMS COM        018581108  17,985       133,220            SH      SOLE                     SOLE
CORP
WORLD FUEL SVCS CORP  COM        981475106  17,789       467,771            SH      SOLE                     SOLE
CHECK POINT SOFTWARE  ORD        M22465104  17,041       343,645            SH      SOLE                     SOLE
TECH LT
PENN NATL GAMING INC  COM        707569109  16,583       371,900            SH      SOLE                     SOLE
WESTERN REFNG INC     COM        959319104  15,710       705,451            SH      SOLE                     SOLE
EXXON MOBIL CORP      COM        30231G102  15,702       183,500            SH      SOLE                     SOLE
TAIWAN SEMICONDUCTOR  SPONSORED  874039100  15,549     1,113,790            SH      SOLE                     SOLE
MFG LTD               ADR
DOVER CORP            COM        260003108  15,068       281,058            SH      SOLE                     SOLE
PROSPECT CAPITAL      COM        74348T102  14,476     1,270,919            SH      SOLE                     SOLE
CORPORATION
AMETEK INC NEW        COM        031100100  14,468       289,875            SH      SOLE                     SOLE
MADDEN STEVEN LTD     COM        556269108  13,723       432,216            SH      SOLE                     SOLE
AVNET INC             COM        053807103  13,086       424,060            SH      SOLE                     SOLE
VALUECLICK INC        COM        92046N102  12,900       787,083            SH      SOLE                     SOLE
JABIL CIRCUIT INC     COM        466313103  12,790       629,103            SH      SOLE                     SOLE
WELLS FARGO & CO NEW  COM        949746101  12,640       378,000            SH      SOLE                     SOLE
HELMERICH & PAYNE INC COM        423452101  12,522       287,988            SH      SOLE                     SOLE
QUEST SOFTWARE INC    COM        74834T103  12,292       441,380            SH      SOLE                     SOLE
NU SKIN ENTERPRISES   CL A       67018T105  11,523       245,700            SH      SOLE                     SOLE
INC
PAR PHARMACEUTICAL    COM        69888P106  11,271       311,870            SH      SOLE                     SOLE
COS INC
TELEDYNE TECHNOLOGIES COM        879360105  11,045       179,160            SH      SOLE                     SOLE
INC
CVB FINL CORP         COM        126600105  10,571       907,360            SH      SOLE                     SOLE
TETRA TECH INC NEW    COM        88162G103  10,564       405,067            SH      SOLE                     SOLE
MIDDLEBY CORP         COM        596278101  10,062       101,013            SH      SOLE                     SOLE
MEDICINES CO          COM        584688105   9,875       430,462            SH      SOLE                     SOLE
TECH DATA CORP        COM        878237106   9,866       204,824            SH      SOLE                     SOLE
SYNNEX CORP           COM        87162W100   9,506       275,630            SH      SOLE                     SOLE
MASTERCARD INC        CL A       57636Q104   9,462        22,000            SH      SOLE                     SOLE
PFIZER INC            COM        717081103   9,200       400,000            SH      SOLE                     SOLE
UNITEDHEALTH GPOUP    COM        91324P102   8,366       143,000            SH      SOLE                     SOLE
INC
JP MORGAN CHASE & CO  COM        46625H100   8,004       224,000            SH      SOLE                     SOLE
ILLINOIS TOOL WKS INC COM        452308109   7,722       146,000            SH      SOLE                     SOLE
DELUXE CORP           COM        248019101   7,488       300,257            SH      SOLE                     SOLE
SCHEIN HENRY INC      COM        806407102   7,064        90,000            SH      SOLE                     SOLE
EMC CORP MASS         COM        268648102   6,138       239,500            SH      SOLE                     SOLE
STATE STR CORP        COM        857477103   5,848       131,000            SH      SOLE                     SOLE
FIDELITY NATIONAL     CL A       31620R105   5,778       300,000            SH      SOLE                     SOLE
FINANCIAL
COMMERCE BANCSHARES   COM        200525103   5,420       143,000            SH      SOLE                     SOLE
INC
ALLSTATE CORP         COM        020002101   4,070       116,000            SH      SOLE                     SOLE
NCR CORP NEW          COM        62886E108   4,023       177,000            SH      SOLE                     SOLE
COPA HOLDINGS SA      CL A       P31076105   2,326        28,196            SH      SOLE                     SOLE
TATA MTRS LTD         SPONSORED  876568502   2,040        92,900            SH      SOLE                     SOLE
                      ADR
MOLYCORP INC DEL      COM        608753109   1,962        91,027            SH      SOLE                     SOLE
CNH GLOBAL N V        SHS NEW    N20935206     497        12,800            SH      SOLE                     SOLE
MELLANOX TECHNOLOGIES SHS        M51363113     273         3,850            SH      SOLE                     SOLE
LTD
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